Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	12.5 – 33
Manufacturing equipment	7
Office furniture and equipment	7– 15
Leasehold improvements	*
*Over the shorter of the expected lease term or estimated useful lives.

	December 31, 2022	December 31, 2021
Manufacturing equipment	$546	$526
Furniture and equipment	10,203	8,294
Leasehold improvements	6,674	6,637
Computers and software	27,140	22,735
	44,563	38,192

Less—accumulated depreciation	(27,304)	(21,436)
	$17,259	$16,756